Note 15 - Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of Financial Assets and Financial Liabilities [Abstract]
Financial Assets and Financial Liabilities

Note 15 — Financial Assets and Financial Liabilities

The following table shows the carrying amounts of financial assets (in thousands):

	As of December 31,
	2024	2025
Financial assets at amortized cost:
Trade receivables (Note 12)	$92,823	$112,593
Other receivables (1)	6,320	8,659
Cash	125,997	154,993
Total financial assets at amortized cost	225,139	276,245
Financial assets at fair value through profit or loss:
OPay investment (Note 11)	258,300	294,600
Stablecoins (2)	801	872
Total financial assets at fair value through profit or loss	259,101	295,472
Total financial assets	$484,240	$571,717

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(1)
Other receivables comprise amounts presented as “Other current receivables,” in the Statement of Financial Position, which are further disaggregated in Note 12, and non-current receivables included within “Other non-current investments and financial assets.”
(2)
Stablecoins comprise holdings of USD Coin (“USDC”) and Tether (“USDT”). USDC was presented as cash equivalents as of December 31, 2024 and 2025, as these holdings are short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value. USDT was presented as cash equivalents as of December 31, 2024 based on the facts and circumstances existing at that reporting date. During 2025, management reassessed the classification of USDT and concluded that, although it remains redeemable for U.S. dollars, it no longer meets all of the criteria for presentation as a cash equivalent. Accordingly, USDT was presented as other current assets as of December 31, 2025.

The following table shows the carrying amounts of financial liabilities, all of which are measured at amortized cost (in thousands):

	As of December 31,
	2024	2025
Lease liabilities (Note 13)	$9,586	$8,410
Trade and other payables (Note 14)	75,285	89,520
Other financial liabilities (1)	13,293	14,283
Total financial liabilities	$98,164	$112,214

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(1)
Other financial liabilities comprise amounts presented in the Statement of Financial Position within “Other current liabilities” (see Note 14) and “Other non-current liabilities.”

Fair Values of Financial Assets and Financial Liabilities

The carrying amounts of trade and other receivables, cash and cash equivalents, trade payables and other current liabilities approximate their fair values due to their short-term nature. Stablecoins classified as financial assets are designed to maintain a one-to-one peg against the U.S. dollar through issuer redemption rights backed by reserve assets. See Note 11 for information on the fair value measurement of shares in OPay.

Financial Risk Management — Overview

Opera is exposed to market, credit, and liquidity risks arising from its financial assets and financial liabilities. These risks are managed through established policies and procedures overseen by the Board of Directors and senior management. Opera does not use derivative financial instruments for hedging purposes.

Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Opera is exposed to interest rate risk, foreign currency risk and price risk.

Interest Rate Risk

Interest rate risk arises from changes in market interest rates affecting the fair value or cash flows of financial instruments. As of December 31, 2025, Opera’s exposure to interest rate risk was immaterial, as financial assets and liabilities other than demand deposits are non-interest-bearing.

Foreign Currency Risk

Foreign currency risk arises from transactions denominated in currencies other than the functional currencies of the Group’s entities. Opera is exposed to transactional foreign currency risk due to differences between the currencies in which revenues, expenses, receivables and payables are denominated. Most revenues are denominated in U.S. dollars and euros, while operating expenses are incurred in these and other currencies, including Norwegian kroner, Chinese renminbi, Polish zlotys, Swedish kronor, British pounds and Singapore dollars. Opera is also exposed to foreign currency risk from balances and funding arrangements between subsidiaries with different functional currencies. The functional currency of Opera’s principal revenue-generating entities is the U.S. dollar.

The sensitivity analysis below shows the impact on income before income taxes of a 5% strengthening of relevant foreign currencies against the U.S. dollar, with all other variables held constant. A corresponding weakening would have an equal and opposite effect. The sensitivity analysis assumes that each currency moves independently (in thousands):

	As of December 31,
Currency	2024	2025
Chinese renminbi	$823	$876
Euro	$(589)	$(388)
Indonesian rupiah	$(137)	$(127)
Kenyan shilling	$(113)	$(109)
Malaysian ringgit	$(41)	$(157)
Nigerian naira	$(182)	$(67)
Norwegian krone	$189	$306
Polish zloty	$256	$397
Singapore dollar	$95	$327
Swedish krona	$170	$231

In addition, Opera is exposed to foreign currency translation risk arising from the translation of the financial statements of subsidiaries whose functional currencies differ from the U.S. dollar, which is Opera’s presentation currency. Changes in exchange rates may affect the reported amounts of assets, liabilities, income and expenses when these financial statements are translated into U.S. dollars. The resulting translation differences are recognized in other comprehensive income and accumulated in equity as part of the foreign currency translation reserve.

Price Risk

Price risk arises from the risk that the fair value or future cash flows of financial instruments will fluctuate due to changes in market prices, whether those changes result from factors specific to the instrument or its issuer, or from factors affecting similar instruments in the market. Opera is exposed to price risk from its investment in OPay, an unlisted entity measured at fair value through profit or loss (see Note 11). The valuation is subject to uncertainty due to the nature and stage of OPay’s business. The investment is monitored regularly by senior management.

Opera is also exposed to price risk from holdings of USDC and USDT, both measured at fair value through profit or loss. These stablecoins are designed to maintain a one-to-one peg to the U.S. dollar and are redeemable for known amounts of cash. However, their ability to maintain the peg depends on the composition, liquidity and valuation of the underlying reserves, as well as the issuers’ redemption and risk management practices. In stressed market conditions, these factors could result in temporary deviations from the U.S. dollar peg. Opera monitors the price risk associated with its stablecoin holdings on an ongoing basis. As of December 31, 2025, the carrying amount of USDC was $0.5 million and the carrying amount of USDT was $0.4 million. Opera also holds other crypto assets, primarily CELO, which are classified as intangible assets (see Note 10). These assets are exposed to significant market price volatility. Management monitors this exposure as part of its overall financial risk management framework and considers market conditions, liquidity and concentration when managing these holdings.

Credit Risk

Credit risk is the risk of financial loss arising from a counterparty’s failure to meet its contractual obligations. Opera’s exposure to credit risk primarily relates to trade and other receivables, cash deposits with financial institutions, and its investment in preferred shares in OPay.

Cash deposits are placed only with financial institutions considered to have high credit quality, resulting in low credit risk exposure. Credit risk on trade receivables is managed through established credit policies, including payment terms generally ranging from 30 to 90 days, and ongoing monitoring of outstanding balances. Information on expected credit losses is disclosed in Note 12.

The investment in preferred shares in OPay (see Note 11) includes redemption rights that may be exercised upon the occurrence of specified events. Credit risk arises if OPay is unable to meet its potential redemption obligations. Based on OPay’s financial position, management considers this contingent credit risk to be low; however, the investment is monitored for credit deterioration.

Liquidity Risk

Liquidity risk is the risk that Opera will be unable to meet its financial obligations as they fall due. Liquidity is managed centrally through a cash pooling process that enables efficient allocation and cash across the Group. Liquidity management considers forecast cash flows, the maturity profile of financial assets and liabilities, and available cash and cash equivalents.

Opera considers its liquidity risk to be low, supported by a strong liquidity position and low leverage. The table below presents the contractual undiscounted cash outflows for Opera’s financial liabilities by maturity (in thousands):

As of December 31, 2024:	In the First Year	In the Second and Third Years	After the Third Year	Total
Lease liabilities	$4,363	$4,657	$1,349	$10,369
Trade and other payables	75,285	—	—	75,285
Other financial liabilities	13,222	—	71	13,293
Total financial liabilities, including interest	$92,869	$4,657	$1,420	$98,946

As of December 31, 2025:	In the First Year	In the Second and Third Years	After the Third Year	Total
Lease liabilities	$4,211	$2,804	$1,995	$9,011
Trade and other payables	89,520	—	—	89,520
Other financial liabilities	14,273	—	10	14,283
Total financial liabilities, including interest	$108,005	$2,804	$2,005	$112,815

Changes in Liabilities Arising from Financing Activities

The table below shows the changes in liabilities arising from financing activities (in thousands):

	Non-current Lease Liabilities	Current Lease Liabilities	Other Current Loans	Total
As of January 1, 2024	$6,776	$3,659	$111	$10,545
Net cash flow	(3,073)	(1,627)	—	(4,699)
New, modified and terminated leases	2,007	1,927	—	3,934
Interest expense	303	216	—	518
Foreign exchange (gain) loss	(382)	(219)	—	(601)
Other changes	—	—	(111)	(111)
As of December 31, 2024	5,631	3,955	—	9,586
Net cash flow	(3,264)	(1,973)	—	(5,237)
New, modified and terminated leases	1,459	1,246	—	2,705
Interest expense	224	237	—	461
Foreign exchange (gain) loss	494	400	—	894
As of December 31, 2025	$4,544	$3,866	$—	$8,410